Vessels, Port Terminals and Other Fixed, Net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Vessels, Port Terminals and Other Fixed Assets, Net (Table)

Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2022	$814,510	$(318,591)	$495,919
Additions	8,704	(14,237)	(5,533)
Impairment losses	(2,038)	1,121	(917)
Transfers to Asset held for sale	(3,878)	—	(3,878)
Transfers from deposits for vessels, port terminal and other fixed assets, net	3,198	—	3,198
Disposals	(147)	—	(147)
Balance June 30, 2023	$820,349	$(331,707)	$488,642